NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Nationwide Fund

Prospectus Supplement dated November 6, 2008
to the Prospectus dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the paragraphs under the section entitled “Portfolio Management” on page 6 have been restated in their entirety as follows:

The Fund is managed by Aberdeen’s U.S. Equity team, led by Shahreza Yusof, Head of US Equities, Paul Atkinson, Senior Investment Manager and Francis Radano, III, CFA, Investment Manager, who will oversee the fundamentally managed portion of the Fund. Joseph A. Cerniglia, CFA, Senior Investment Manager, and Jarett Fisher, CFA, Investment Manager, oversee the quantitatively managed portion of the Fund. They jointly are responsible for the day-to-day management of the Fund, including selection of the Fund’s investments.

Mr. Yusof is Head of U.S. Equities for Aberdeen. Mr. Yusof was recruited in 1994 by an affiliate of Aberdeen in Singapore. Over the years, he has worked on the Aberdeen Asia Equities Team and became investment director for the Japan region. Later, Mr. Yusof moved to Aberdeen's Emerging Markets division in London. Mr. Yusof has been with the Aberdeen operation in the United States since 2006.

Mr. Atkinson is the Senior Investment Manager of the North American Equity team for Aberdeen. Mr. Atkinson joined Aberdeen as the head of the equity derivatives team in August 1998 and became a senior investment manager on the U.S. equity team in May 2005. Mr. Atkinson graduated with a BSc (Hons) in economics and finance from Cardiff Business School, U.K. and was awarded an MSc in finance from the University of London, Birbeck College in 1996. Mr. Radano joined Aberdeen as a Senior Investment Manager in October 2007. Prior to that, he was a senior equity analyst employed by NFA since November 1999. Mr. Radano earned a bachelor’s degree in economics from Dickinson College and an MBA in finance from Villanova University.

Mr. Cerniglia joined Aberdeen as a Senior Investment Manager in October 2007. He assumed co-management responsibilities for the Fund in April 2006. Prior to that, he was a portfolio manager employed by NFA since September 2000. Mr. Cerniglia earned a bachelor’s degree in accounting from Saint Joseph’s University and a master’s degree in mathematics of finance from Courant Institute of Mathematics of New York University.

Mr. Fisher joined Aberdeen in June 2008 as a Quantitative Investment Manager. Prior to that, he was a Vice President at RBC Capital Markets from June 2002 to June 2006. Mr. Fisher earned a bachelor’s degree in finance from Slippery Rock University and an MBA with concentrations in finance, economics and quantitative analysis from Carnegie Mellon University.

PLEASE RETAIN THIS SUPPLEMENT WITH THE FUND’S PROSPECTUS FOR FUTURE REFERENCE.

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Nationwide Leaders Fund

Prospectus Supplement dated November 6, 2008
to the Prospectus dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the paragraphs under the section entitled “Portfolio Management” on page 6 have been restated in their entirety as follows:

The Fund is managed by Aberdeen’s U.S. Equity team, led by Shahreza Yusof, Head of US Equities, Paul Atkinson, Senior Investment Manager and Francis Radano, III, CFA, Investment Manager, who will oversee the fundamentally managed portion of the Fund. Joseph A. Cerniglia, CFA, Senior Investment Manager, and Jarett Fisher, CFA, Investment Manager, oversee the quantitatively managed portion of the Fund. They jointly are responsible for the day-to-day management of the Fund, including selection of the Fund’s investments.

Mr. Yusof is Head of U.S. Equities for Aberdeen. Mr. Yusof was recruited in 1994 by an affiliate of Aberdeen in Singapore. Over the years, he has worked on the Aberdeen Asia Equities Team and became investment director for the Japan region. Later, Mr. Yusof moved to Aberdeen's Emerging Markets division in London. Mr. Yusof has been with the Aberdeen operation in the United States since 2006.

Mr. Atkinson is the Senior Investment Manager of the North American Equity team for Aberdeen. Mr. Atkinson joined Aberdeen as the head of the equity derivatives team in August 1998 and became a senior investment manager on the U.S. equity team in May 2005. Mr. Atkinson graduated with a BSc (Hons) in economics and finance from Cardiff Business School, U.K. and was awarded an MSc in finance from the University of London, Birbeck College in 1996. Mr. Radano joined Aberdeen as a Senior Investment Manager in October 2007. Prior to that, he was a senior equity analyst employed by NFA since November 1999. Mr. Radano earned a bachelor’s degree in economics from Dickinson College and an MBA in finance from Villanova University.

PLEASE RETAIN THIS SUPPLEMENT WITH THE FUND’S PROSPECTUS FOR FUTURE REFERENCE.

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Small Cap Value Fund

Prospectus Supplement dated November 6, 2008
to the Prospectus dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the paragraphs under the section entitled “Portfolio Management-Aberdeen” on page 7 have been restated in their entirety as follows:

The Fund is managed by Aberdeen’s U.S. Equity team led by Jason Kotik, CFA, Investment Manager and Michael Manzo, CFA, Investment Manager, who are jointly responsible for the day-to-day management of the Fund, including selection of the Fund’s investments.

Mr. Kotik joined Aberdeen in October 2007. Prior to that, he was a portfolio manager employed by NFA since November 2000. Mr. Kotik graduated from the University of Delaware and has an MBA from John Hopkins University.

Mr. Manzo joined Aberdeen in October 2007. Prior to that, he was a portfolio manager employed by NFA since September 2005. Before joining NFA, Mr. Manzo worked for JP Morgan Chase and Co. as an analyst from July 2000 to July 2005. Mr. Manzo earned his bachelor’s degree in business administration with a specialization in finance/economics from Fordham University.

PLEASE RETAIN THIS SUPPLEMENT WITH THE FUND’S PROSPECTUS FOR FUTURE REFERENCE.

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Small Company Fund

Prospectus Supplement dated November 6, 2008
to the Prospectus dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the paragraphs under the section entitled “Portfolio Management-Aberdeen” on page 9 have been restated in their entirety as follows:

The Fund is managed by Aberdeen’s U.S. Equity team led by Jason Kotik, CFA, Investment Manager and Michael Manzo, CFA, Investment Manager, who are jointly responsible for the day-to-day management of the Fund, including selection of the Fund’s investments.

Mr. Kotik joined Aberdeen in October 2007. Prior to that, he was a portfolio manager employed by NFA since November 2000. Mr. Kotik graduated from the University of Delaware and has an MBA from John Hopkins University.

Mr. Manzo joined Aberdeen in October 2007. Prior to that, he was a portfolio manager employed by NFA since September 2005. Before joining NFA, Mr. Manzo worked for JP Morgan Chase and Co. as an analyst from July 2000 to July 2005. Mr. Manzo earned his bachelor’s degree in business administration with a specialization in finance/economics from Fordham University.

PLEASE RETAIN THIS SUPPLEMENT WITH THE FUND’S PROSPECTUS FOR FUTURE REFERENCE.

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Technology and Communications Fund

Prospectus Supplement dated November 6, 2008
 to the Prospectus dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the paragraphs under the section entitled “Portfolio Management” on page 7 has been restated in their entirety as follows:

The Fund is managed by Aberdeen’s U.S. Equity team with Robert W. Mattson and Ralph Bassett as lead investment managers. They are responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments.

Mr. Mattson joined Aberdeen in October 2007. Prior to that, he was an equity analyst employed by NFA since October 2003. Mr. Mattson holds a bachelor’s degree in economic history from The University of Maryland and an MBA and a master’s degree in finance from The Robert H. Smith School of Business at The University of Maryland.

Mr. Bassett joined Aberdeen in March 2006 from Navigant Consulting, where he worked as a consultant from 2005 to 2006. Mr. Bassett graduated magna cum laude in May 2005 from Villanova University with a bachelor’s degree in finance.

PLEASE RETAIN THIS SUPPLEMENT WITH THE FUND’S PROSPECTUS FOR FUTURE REFERENCE.

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Health Sciences Fund

Prospectus Supplement dated November 6, 2008
to the Prospectus dated May 1, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the paragraphs under the section entitled “Portfolio Management” on page 6 have been restated in their entirety as follows:

The Fund is managed by Aberdeen’s U.S. Equity team, led by Douglas Burtnick. Members of the team include portfolio managers Jean Rhee and Rob Sellar. They are responsible for the day-to-day management of the Fund, including the selection of the Fund’s investments.

Mr. Burtnick joined Aberdeen as an Investment Manager in October 2007. He has managed the Fund since November 2006. Prior to that, he was a portfolio manager employed by NFA since May 2002. Mr. Burtnick earned his bachelor’s degree from Cornell University. He is a CFA Charterholder.

Ms. Rhee joined Aberdeen as an Investment Manager in October 2007. Prior to that, she was an equity research analyst employed by NFA since November 2001. Ms. Rhee earned her bachelor’s degree in economics from Colgate University.

Mr. Sellar joined Aberdeen as a Senior Investment Manager in September 2000. He is a member of the Institute of Financial Professionals New Zealand (INFINZ) and past member of The New Zealand Stock Exchange.

PLEASE RETAIN THIS SUPPLEMENT WITH THE FUND’S PROSPECTUS FOR FUTURE REFERENCE.